CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS EQUITY - USD ($) shares in Thousands, $ in Thousands	Total	Common Stock	Additional Paid in Capital	Accumulated Deficit
Balance, beginning at Dec. 31, 2011	$ 101,224	$ 950	$ 359,750	$ (259,476)
Balance, beginning shares at Dec. 31, 2011		96,806
Issuance of restricted stock, net of forfeitures		89
Vesting of restricted stock		$ 7	(7)
Stock compensation expense	3,628		3,628
Exercise of stock options	596	$ 2	594
Exercise of stock options, shares		187
Repurchase of common stock	(496)	$ (2)	(494)
Repurchase of common stock, shares		(166)
Comprehensive loss:
Net income (loss)	(56,856)			(56,856)
Total comprehensive loss	(56,856)
Balance, ending at Dec. 31, 2012	48,096	$ 957	363,471	(316,332)
Balance, ending shares at Dec. 31, 2012		96,916
Issuance of restricted stock, net of forfeitures		32
Vesting of restricted stock		$ 7	(7)
Stock compensation expense	4,245		4,245
Exercise of stock options	1,754	$ 5	1,749
Exercise of stock options, shares		543
Exercise of stock warrants	5,000	$ 6	4,994
Exercise of stock warrants, shares		579
Repurchase of common stock	(1,036)	$ (2)	(1,034)
Repurchase of common stock, shares		(165)
Comprehensive loss:
Net income (loss)	(42,691)			(42,691)
Total comprehensive loss	(42,691)
Balance, ending at Dec. 31, 2013	$ 15,368	$ 973	373,418	(359,023)
Balance, ending shares at Dec. 31, 2013	97,905	97,905
Vesting of restricted stock		$ 6	(6)
Stock compensation expense	$ 6,157		6,157
Exercise of stock options	$ 1,831	$ 5	1,826
Exercise of stock options, shares	492	492
Repurchase of common stock	$ (1,306)	$ (2)	(1,304)
Repurchase of common stock, shares		(171)
Comprehensive loss:
Net income (loss)	18,150			18,150
Total comprehensive loss	18,150
Balance, ending at Dec. 31, 2014	$ 40,200	$ 982	$ 380,091	$ (340,873)
Balance, ending shares at Dec. 31, 2014	98,226	98,226